Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Debt	Debt
There was no debt as of December 31, 2023 and December 31, 2022.
Convertible Notes
In April 2021, we and our 2018 and 2019 convertible note holders agreed to extend the maturity date of the 2018 and 2019 convertible notes from April and September 2021, respectively, to April 2022, and recognized a loss on extinguishment of debt of $37.2 million on the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2021.
On January 25, 2022, the convertible notes were converted into 17,980,954 Class A ordinary shares. See Note 4 (Reverse Recapitalization).
Cantor Loan

Pursuant to the Promissory Note Waiver Letter, the Company repaid the Cantor Loan, including all principal and interest, by the issuance of 788,021 Class A ordinary shares. Such repayment occurred on the Closing Date.

The Promissory Note Waiver Letter included a provision where in the event the VWAP is less than $10.00 per Class A ordinary share, CF&Co. will be entitled to receive a certain number of additional Class A ordinary shares (the “Cantor Loan Additional Shares”), up to a maximum of 197,005 Cantor Loan Additional Shares (if the Adjustment Period VWAP, as defined in the Promissory Note Waiver Letter, is less than or equal to $8.00 per share).

We extinguished the remaining Cantor Loan liability through the issuance of 26,050 Cantor Loan Additional Shares on May 9, 2022 pursuant to the terms of the Promissory Note Waiver Letter.

Columbia Loan
On March 8, 2021, we signed an Exchange Agreement in conjunction with a Loan and Security Agreement and warrant with Columbia, a holder of Series A, Series B and Series B-1 preferred shares and convertible notes. The Exchange Agreement requires Columbia to sell back to us all its outstanding shares and Notes debt, in exchange for a loan and security interest in the principal amount of $40.1 million (the “Columbia Loan”), which represented the outstanding balance of the notes including unpaid accrued interest, in exchange for the Columbia Warrant. In connection with the Merger and as provided in the Exchange Agreement, we reacquired treasury stock having a fair value of $170.9 million, the Columbia Loan was settled and the fair value of the Columbia Warrant of $124.8 million was reclassified to additional paid-in capital.